Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 14,637	$ 21,714	$ 13,137
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,293	3,799	3,856
Write-down of obsolete inventory	6,211	2,918	3,170
Discount on marketable securities, net	32	217	358
Share-based compensation expense	2,424	2,425	1,550
Deferred taxes, net	5	453	(260)
Changes in assets and liabilities:
Accounts receivable - trade	16,985	(13,237)	(4,007)
Accounts receivable - other	(3,384)	(2,475)	(1,832)
Accounts receivable - related parties	261	(208)	56
Change in liability for employees' severance benefits, net	(79)	171	126
Inventories	2,540	(10,287)	(21,426)
Trade accounts payable	3,059	1,698	1,809
Other accounts payable and accrued expenses	(314)	(1,144)	1,098
Contingent consideration benefit		(4,642)	(334)
Accounts payable - related parties	8	6	(8)
Net cash provided by (used in) operating activities	45,678	1,408	(2,707)
Cash flows from investing activities
Purchase of property, plant and equipment	(1,345)	(1,690)	(1,441)
Investment in intangible assets	(1,022)	(11)
Proceeds from maturity of marketable securities	7,750	16,175	8,575
Purchases of marketable securities	(41,670)	(5,961)
Net cash provided by (used in) investing activities	(36,287)	8,513	7,134
Cash flows from financing activities
Exercise of options	288	2,651	952
Dividend		(7,382)	(7,312)
Payment made in connection with contingent consideration			(4,463)
Net cash provided by (used in) financing activities	288	(4,731)	(10,823)
Effect of exchange rate changes on cash balances held	108	(86)	135
Increase (decrease) in cash and cash equivalents	9,787	5,104	(6,261)
Cash and cash equivalents at beginning of year	17,021	11,917	18,178
Cash and cash equivalents at end of year	26,808	17,021	11,917
Supplementary cash flow information Non-cash transactions:
Investments in PPE and intangible assets	146	119	39
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 3,260	$ 4,584	$ 4,648